Financial instruments by category	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Financial instruments by category
27. Financial instruments by category
Fair value
The following table provides the carrying value and the fair value of financial instruments at December 31, 2018 and December 31, 2017:

	December 31, 2018		December 31, 2017
	Carrying amount	Fair value	Carrying amount	Fair value
Financial Assets
Fair value through OCI
Marketable securities	$2,572	$2,572	$5,010	$5,010
Amortized cost
Cash and cash equivalents	286,312	286,312	479,501	479,501
Term deposit	6,646	6,646	5,508	5,508
Restricted cash	13,745	13,745	12,927	12,927
Accounts receivable and other	46,196	46,196	33,627	33,627
Other assets	3,924	3,924	4,900	4,900
Financial Liabilities at amortized cost
Accounts payable and accrued liabilities	140,878	140,878	110,541	110,541
Debt	$595,977	$549,606	$593,783	$595,698

Fair values are determined directly by reference to published price quotations in an active market, when available, or by using a valuation technique that uses inputs observed from relevant markets.
The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 – Inputs that are observable, either directly or indirectly, but do not qualify as Level 1 inputs (i.e., quoted prices for similar assets or liabilities).

•	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

27. Financial instruments by category (continued)
Assets measured at fair value as at December 31, 2018 are marketable securities and long lived assets that have been impaired and their carrying values are now at FVLCD (note 13). No liabilities are measured at fair value on a recurring basis as at December 31, 2018.
The fair value of financial instruments traded in active markets is based on quoted market prices at the balance sheet date. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis. The quoted market price used for financial assets held by the group is the current bid price. These instruments are included in Level 1. Instruments included in Level 1 comprise primarily publicly-traded equity investments classified as held-for-trading securities or available-for-sale securities. With the exception of the fair market value of the Company’s senior notes (note 16b), which are included in level 2, all carrying amounts of financial instruments approximate their fair value.